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UNITED STATES	Estimated average burden hours per response. . . . . . . 19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09150

INDUSTRY LEADERS® FUND
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80, Summit, New Jersey			07902-0080
(Address of principal executive offices)			(Zip code)

Gerald P. Sullivan
104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(866)-459-2772

Date of fiscal year end:	June 30, 2010

Date of reporting period:	July 1, 2009 to December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
TO SHAREHOLDERS

DECEMBER 31, 2009

This report has been prepared for the shareholders of the Industry Leaders Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, PA 19406.

INDUSTRY LEADERS® FUND

Portfolio of Investments — December 31, 2009 (unaudited)

Shares		Value
	Common Stocks - 99.86%
	Advertising - 0.19%
750	Omnicom Group, Inc.	$29,362

	Aerospace/Defense - 3.65%
3,230	General Dynamics Corp.	220,189
5,040	United Technologies Corp.	349,826
		570,015
	Agriculture - 2.54%
10,770	Archer-Daniels-Midland Co.	337,209
1,210	Philip Morris International, Inc.	58,310
		395,519
	Apparel - 0.64%
720	Nike, Inc. - Class B	47,570
720	VF Corp.	52,733
		100,303
	Auto Manufacturers - 0.13%
580	PACCAR, Inc.	21,037

	Banks - 12.82%
23,270	Bank of America Corp.	350,446
8,452	JPMorgan Chase & Co.	352,195
5,370	Morgan Stanley	158,952
12,600	The Bank of New York Mellon Corp.	352,422
2,080	The Goldman Sachs Group, Inc.	351,187
3,660	U.S. Bancorp	82,387
13,030	Wells Fargo & Co.	351,680
		1,999,269
	Beverages - 1.34%
3,670	The Coca-Cola Co.	209,190

	Biotechnology - 0.61%
1,680	Amgen, Inc. (a)	95,038

	Chemicals - 0.61%
1,190	Praxair, Inc.	95,569

	Commercial Services - 2.27%
4,040	VISA, Inc., Class A	353,338

	Computers - 2.96%
530	Apple, Inc. (a)	111,756
6,805	Hewlett-Packard Co.	350,526
		462,282
	Cosmetics/Personal Care - 1.98%
460	The Estee Lauder Cos., Inc.	22,246
4,720	The Procter & Gamble Co.	286,174
		308,420
	Electric - 3.06%
2,360	FPL Group, Inc.	124,655
10,590	Southern Co.	352,859
		477,514
	Electrical Components & Equipment - 0.95%
3,470	Emerson Electric Co.	147,822

	Electronics - 0.73%
2,400	Thermo Fisher Scientific, Inc. (a)	114,456

	Engineering & Construction - 0.42%
1,460	Fluor Corp.	65,758

	Health Care Products - 3.86%
5,420	Johnson & Johnson	349,102
5,770	Medtronic, Inc.	253,765
		602,867
	Health Care Services - 2.03%
5,180	UnitedHealth Group, Inc.	157,886
2,720	WellPoint, Inc. (a)	158,549
		316,435
	Insurance - 11.05%
3,920	ACE Ltd.	197,568
107	Berkshire Hathaway, Inc., Class B (a)	351,602
7,370	Loews Corp.	267,899
6,180	Manulife Financial Corp.	113,341
9,940	MetLife, Inc.	351,379
1,200	PartnerRe Ltd.	89,592
7,060	The Travelers Cos., Inc.	352,012
		1,723,393
	Internet - 1.83%
460	Google, Inc., Class A (a)	285,191

	Iron/Steel - 0.33%
1,120	Nucor Corp.	52,248

	Machinery-Construction & Mining - 1.56%
4,280	Caterpillar, Inc.	243,917

	Media - 2.95%
800	The McGraw-Hill Cos., Inc.	26,808
10,900	The Walt Disney Co.	351,525
2,540	Thomson Reuters Corp.	81,915
		460,248
	Mining - 1.01%
4,010	Barrick Gold Corp.	157,914

	Miscellaneous Manufacturing - 3.67%
1,670	3M Co	138,059
23,245	General Electric Co.	351,697
1,140	Illinois Tool Works, Inc.	54,709
1,340	Leggett & Platt, Inc.	27,336
		571,801
	Oil & Gas - 9.04%
1,796	Apache Corp.	185,293
4,588	Chevron Corp.	353,230
6,940	ConocoPhillips Co.	354,426
5,178	Exxon Mobil Corp.	353,088
2,010	Occidental Petroleum Corp.	163,513
		1,409,550
	Oil & Gas Services - 2.73%
1,740	National Oilwell Varco, Inc.	76,717
5,360	Schlumberger Ltd.	348,882
		425,599
	Pharmaceuticals - 4.93%
1,180	Abbott Laboratories	63,708
9,660	Merck & Co., Inc.	352,976
19,330	Pfizer, Inc.	351,613
		768,297
	Pipelines - 1.20%
4,060	Enbridge, Inc.	187,653

See accompanying notes to financial statements.

Shares		Value
	Retail - 5.91%
6,110	Lowe’s Cos., Inc.	$142,913
1,660	McDonald’s Corp.	103,650
2,070	Target Corp.	100,126
6,595	Wal-Mart Stores, Inc.	352,503
6,050	Walgreen Co.	222,156
		921,348
	Semiconductors - 2.23%
3,560	Applied Materials, Inc.	49,626
14,620	Intel Corp.	298,248
		347,874
	Software - 3.04%
11,490	Microsoft Corp.	350,330
5,025	Oracle Corp.	123,314
		473,644
	Telecommunications - 6.30%
12,540	AT&T, Inc.	351,496
13,830	Cisco Systems, Inc. (a)	331,090
9,070	Verizon Communications, Inc.	300,489
		983,075
	Textiles - 0.53%
3,160	Cintas Corp.	82,318

	Transportation - 0.76%
2,075	United Parcel Service, Inc., Class B	119,043

	Total Common Stocks (Cost $15,042,606)	15,577,307

	Total Investments - 99.86% (Cost $15,042,606)	15,577,307

	Other Assets
	Net of Liabilities - 0.14%	21,335

	Net Assets - 100.00%	$15,598,642

(a) Non-income producing security.

% of Net
Industry	Assets
Financial	23.86%
Consumer, Non-cyclical	19.55%
Energy	12.97%
Industrial	11.75%
Communications	11.27%
Technology	8.23%
Consumer, Cyclical	7.21%
Utilities	3.06%
Basic Materials	1.96%

Total	99.86%

INDUSTRY LEADERS® FUND

Statement of Assets and Liabilities

December 31, 2009 (unaudited)

ASSETS:
Investments:
Investment in securities at cost	$15,042,606
Net unrealized appreciation	534,701

Total investment in securities at value	15,577,307

Receivables:
Investments sold	529,459
Dividends	18,600
Fund shares sold	5,100

Total Assets	16,130,466

LIABILITIES:
Payables:
Investments purchased	462,717
Due to Custodian	58,600
Accrued investment advisory fees	6,635
Accrued administration fees	3,872

Total Liabilities	531,824

NET ASSETS	$15,598,642

NET ASSETS consist of:
Paid-in capital	19,495,063
Accumulated distribution in excess of net investment income	(188)
Accumulated net realized loss on investments	(4,430,934)
Net unrealized appreciation on investments	534,701

TOTAL NET ASSETS	$15,598,642

Class D:
Net Assets	$2,433,654
Shares of beneficial interest outstanding (unlimited authorization)	260,773

Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$9.33

Investor Shares:
Net Assets	$10,162,994
Shares of beneficial interest outstanding (unlimited authorization)	1,098,816

Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$9.25

Institutional Shares:
Net Assets	$3,001,994
Shares of beneficial interest outstanding (unlimited authorization)	319,079

Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$9.41

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Statement of Operations

For the Six Months Ended December 31, 2009 (unaudited)

Investment Income:
Dividends income	$159,786
Interest income	1

Total Investment Income	159,787

Expenses:
Investment advisory fees	32,928
Administration fees - Class D	1,485
Administration fees - Investor Shares	17,774
Administration fees - Institutional Shares	1,947

Total expenses	54,134

Net Investment Income	105,653

Net Realized and Unrealized Gain on Investments:
Net realized loss on investment securities	(531,079)
Net change in unrealized appreciation on investment securities	3,187,974

Net Realized and Unrealized Gain on Investment Securities	2,656,895

Net Increase in Net Assets Resulting from Operations	$2,762,548

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Statements of Changes in Net Assets

	Six Months Ended December 31 2009 (unaudited)	Year Ended June 30, 2009
Investment Activities:
Operations:
Net investment income	$105,653	$293,120
Net realized loss on investment securities	(531,079)	(3,894,735)
Net change in unrealized appreciation (depreciation) on investments	3,187,974	(869,452)

Net increase (decrease) in net assets resulting from operations	2,762,548	(4,471,067)

Distributions to Shareholders:
From net investment income:
Class D	(64,244)	(25,002)
Investor Class	(255,039)	(99,943)
Institutional Class	(79,527)	(62,669)
From realized gains on investments:
Distributor Class	—	(59,976)
Investor Class	—	(237,969)
Institutional Class	—	(87,210)

Total Distributions	(398,810)	(572,769)

Capital Share Transactions:
Class D
Purchased	—	—
Reinvested Dividends	64,244	84,978
Redeemed	—	—

Total Class D	64,244	84,978

Investor Shares
Purchased	736,746	456,505
Reinvested Dividends	255,039	337,913
Redeemed	(158,996)	(1,067,692)

Total Investor Shares	832,789	(273,274)

Institutional Shares
Purchased	31,000	150,396
Reinvested Dividends	79,527	149,879
Redeemed	(419,176)	(3,811,546)

Total Institutional Shares	(308,649)	(3,511,271)

Net increase (decrease) in net assets resulting from share transactions	588,384	(3,699,567)

Total increase (decrease) in net assets	2,952,122	(8,743,403)
Net Assets:
Beginning of period	12,646,520	21,389,923
End of period (including line A)	$15,598,642	$12,646,520

(A) Undistributed (distributions in excess of) net investment income	$(188)	$292,969

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Class D Financial Highlights

	Six Months Ended December 31 2009		Year Ended June 30,	Year Ended June 30,	Year Ended June 30,	Year Ended June 30,	Year Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.88		$10.37	$12.89	$10.94	$10.43	$10.15
Income from Investment Operations:
Net investment income (a)	0.07		0.17	0.18	0.15	0.13	0.14
Net realized and unrealized gain (loss)	1.63		(2.31)	(1.91)	2.05	0.90	0.61

Total from investment operations	1.70		(2.14)	(1.73)	2.20	1.03	0.75

Distributions
Net investment income	(0.25)		(0.10)	(0.16)	(0.11)	(0.11)	(0.14)
Realized gains	—		(0.25)	(0.63)	(0.14)	(0.39)	(0.33)
From return of capital	—		—	—	—	(0.02)	—

Total Distributions	(0.25)		(0.35)	(0.79)	(0.25)	(0.52)	(0.47)

Net asset value, end of period	$9.33		$7.88	$10.37	$12.89	$10.94	$10.43

Total Return	21.59	(b)	(20.12)%	(14.42)%	20.19%	10.08%	7.35%

Ratios and Supplemental Data
Net Assets at the end of period (000)	$2,434		$2,000	$2,504	$2,928	$2,495	$2,261
Ratios of expenses to average net assets	0.58	%(c)	0.76%	0.83%	0.82%	0.79%	0.79%
Ratios of net investment income to average net assets	1.60	%(c)	2.08%	1.47%	1.26%	1.22%	1.38%
Portfolio turnover rate	18.98	%(b)	111.07%	85.70%	41.85%	36.67%	72.95%

(a)          Per share amounts were calculated using the average shares method.

(b)         Not annualized.

(c)          Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Investor Shares Financial Highlights

	Six Months Ended December 31 2009		Year Ended June 30,	Year Ended June 30,	Year Ended June 30,	Year Ended June 30,	Year Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.80		$10.28	$12.79	$10.83	$10.33	$10.06
Income from investment operations:
Net investment income (a)	0.06		0.15	0.18	0.15	0.14	0.14
Net realized and unrealized gain (loss)	1.63		(2.28)	(1.91)	2.03	0.88	0.61
Total from investment operations	1.69		(2.13)	(1.73)	2.18	1.02	0.75
Distributions
Net investment income	(0.24)		(0.10)	(0.15)	(0.08)	(0.11)	(0.15)
Realized gains	—		(0.25)	(0.63)	(0.14)	(0.39)	(0.33)
From return of capital	—		—	—	—	(0.02)	—
Total Distributions	(0.24)		(0.35)	(0.78)	(0.22)	(0.52)	(0.48)

Net asset value, end of period	$9.25		$7.80	$10.28	$12.79	$10.83	$10.33
Total Return	21.62	%(b)	(20.17)%	(14.50)%	20.20%	10.06%	7.36%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$10,163		$7,837	$10,508	$12,327	$8,116	$2,817
Ratios of expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.82%	0.79%	0.79%
Ratios of net investment income to average net assets	1.35	%(c)	2.01%	1.47%	1.25%	1.32%	1.38%
Portfolio turnover rate	18.98	%(b)	111.07%	85.70%	41.85%	36.67%	72.95%

(a)   Per share amounts were calculated using the average shares method.

(b)   Not annualized.

(c)   Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Institutional Shares Financial Highlights

	Six Months Ended December 31 2009		Year Ended June 30,	Year Ended June 30,	Year Ended June 30,	Year Ended June 30,	Year Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.94		$10.56	$13.12	$11.10	$10.61	$10.31
Income from investment operations:
Net investment income (a)	0.07		0.19	0.21	0.19	0.18	0.19
Net realized and unrealized gain (loss)	1.66		(2.38)	(1.94)	2.08	0.91	0.62
Total from investment operations	1.73		(2.19)	(1.73)	2.27	1.09	0.81
Distributions
Net investment income	(0.26)		(0.18)	(0.20)	(0.11)	(0.19)	(0.18)
Realized gains	—		(0.25)	(0.63)	(0.14)	(0.39)	(0.33)
From return of capital	—		—	—	—	(0.02)	—
Total Distributions	(0.26)		(0.43)	(0.83)	(0.25)	(0.60)	(0.51)

Net asset value, end of period	$9.41		$7.94	$10.56	$13.12	$11.10	$10.61
Total Return	21.71	%(b)	(19.99)%	(14.24)%	20.59%	10.49%	7.78%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$3,002		$2,809	$8,378	$10,416	$2,683	$2,672
Ratios of expenses to average net assets	0.58	%(c)	0.58%	0.58%	0.55%	0.38%	0.38%
Ratios of net investment income to average net assets	1.60	%(c)	2.16%	1.72%	1.49%	1.62%	1.79%
Portfolio turnover rate	18.98	%(b)	111.07%	85.70%	41.85%	36.67%	72.95%

(a)   Per share amounts were calculated using the average shares method.

(b)   Not annualized.

(c)   Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2009 (Unaudited)

NOTE 1. ORGANIZATION

Industry Leaders® Fund (the “Fund” or “Trust”) was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Fund’s investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Investor Shares, and Institutional Shares each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

As of June 30, 2009, Class D shares were not being offered for sale.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund’s investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of December 31, 2009, there were no securities being fair valued.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Total Market Value at 12/31/09	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$15,577,307	$15,577,307	$—	$—

* Please refer to Schedule of Investments for industry breakdown.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2009 (Unaudited) (Continued)

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six month period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2006. The Fund identifies its major tax jurisdiction as U.S. Federal.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Claremont® Investment Partners, L.L.C. (“the Adviser”) to manage the Fund’s investments. The Adviser is organized as a Delaware limited liability company and its Chief Investment Officer and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund’s portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund. For the semiannual period ending December 31, 2009, the Adviser received from the Fund a fee of $32,928 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund’s classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Investor Shares. The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Institutional Shares and Class D shares. For the semiannual period ending December 31, 2009, the Adviser received from the Fund a fee of $21,206 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders® Fund has adopted a Distribution and Service Plan (the “Plan”) on September 27, 2006, in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of the Class D, Investor Shares and Institutional Shares of the Fund. The purpose of the Plan is to allow the Adviser to use its revenues generated from the Fund, including management and administration fees paid to it by the Fund, as well as its past profits or other resources, to make payments to third parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2009 (Unaudited) (Continued)

NOTE 4. SHARE TRANSACTIONS

As of December 31, 2009, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2009 was $19,495,063.

Transactions in shares were as follows:

	Six months ended December 31, 2009		Year ended June 30, 2009
Class D:	Shares	Dollar	Shares	Dollar
Shares sold	—	$—	—	$—
Share issued in reinvestment of dividends	6,842	64,244	12,385	84,978
Shares redeemed	—	—	—	—
Total	6,842	$64,244	12,385	$84,978

	Six months ended		Year ended
	December 31, 2009		June 30, 2009
Investor Shares:	Shares	Dollar	Shares	Dollar
Shares sold	85,063	$736,746	60,479	$456,505
Share issued in reinvestment of dividends	27,394	255,039	49,707	337,913
Shares redeemed	(17,916)	(158,996)	(127,627)	(1,067,692)
Total	94,541	$832,789	(17,441)	$(273,274)

	Six months ended		Year ended
	December 31, 2009		June 30, 2009
Institutional Shares:	Shares	Dollar	Shares	Dollar
Shares sold	3,349	$31,000	19,369	$150,396
Share issued in reinvestment of dividends	8,398	79,527	22,199	149,879
Shares redeemed	(46,495)	(419,176)	(481,362)	(3,811,546)
Total	(34,748)	$(308,649)	(439,794)	$(3,511,271)

NOTE 5. INVESTMENTS

For the period ending December 31, 2009, purchases and sales of investment securities, other than short-term investments, aggregated $3,016,929 and $2,722,439, respectively. As of December 31, 2009, the gross unrealized depreciation for all securities on a tax basis totaled $938,021 and the gross unrealized appreciation for all securities totaled $1,472,722 for a net unrealized appreciation of $534,701. The aggregate cost of securities for federal income tax purposes at December 31, 2009, was $15,042,606.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2009, National Financial Services LLC owns 77.54% of the Fund for the exclusive benefit of their account holders.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Six Months Ended December 31, 2009 (Unaudited) (Continued)

NOTE 7. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2009 and 2008 were as follows:

Distributions paid from:	2009	2008
Ordinary Income	$187,614	$337,022
Long-Term Capital Gain	87,641	733,082
Short-Term Capital Gain	297,514	511,771
	$572,769	$1,581,875

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$292,754
Capital Loss Carryforwards	(2,039,204)
Post-October Losses	(1,807,066)
Unrealized Depreciation	(2,706,643)
$(6,260,159)

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of $53,402 of wash sales. The Fund has elected to defer post-October losses of $1,807,066.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

As of June 30, 2009, the Fund had $2,039,204 of capital loss carryforwards for federal income tax purposes available to offset future capital gains through June 30, 2017.

NOTE 9. RECENT ACCOUNTING PRONOUNCEMENT NOT YET ADOPTED

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through February 18, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INDUSTRY LEADERS® FUND

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling (866) 459-2772 and on the SEC’s website at http://www.SEC.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

On September 21, 2009, the Board of Trustees approved the continuance of the management agreement (“Agreement”) between the Trust and the Adviser. In connection with such approval, the Trustees considered their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. The Board noted that the Trust has consistently outperformed its benchmark index over the past ten years, that it is classified by Lipper as a “Lipper Leader” in four out of five categories and that it continues to maintain a four star rating from Morningstar. The Board also noted that approval of the Agreement would not change the manner in which the Trust is operated or alter the investment personnel responsible for day-to-day investment decisions. Based on this, and other information, the Board concluded that the nature and quality of the advisory services provided by the Adviser supported approval of the Agreement. The Board also considered the structure of the advisory fee, including the facts that the Trust’s advisory fee remains in the lowest 10% of its mutual fund peer group, the total expense ratio is in the lowest 20%. In approving the advisory fee, the Board also noted that the Advisor has continuously provided advisory services to the Trust for ten years without ever earning any profit from such service and that, at current asset levels, the fee will still not result in a profit for the Advisor. Based on this information, the Board concluded that the advisory fee was fair and reasonable. Based on the fact that management of the Trust has not yet proved profitable for the Adviser, the Board did not believe that discussion of economies of scale was appropriate at the time. During its discussion, the Board also noted: the quality of additional services provided by the Adviser, including the fact that the Adviser pays all of the Trust’s expenses apart from its advisory and administration fees; and that the Adviser may receive some additional benefit from its relationship with the Trust in its ability to market itself using the successful performance of the Trust, but the Board did not feel that such benefit was significant enough to affect its analysis of the Agreement. The Board was also informed with respect to the fact that the investment strategy of the Trust is predicated on the use of the specific portfolio strategy for which the Adviser holds a patent, including the fact that shareholders had invested with the intention of investing in a Trust using that strategy. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board, including the Independent Trustees, unanimously approved the Agreement.

INDUSTRY LEADERS® FUND

Additional Information (Unaudited)

DISCLOSURE OF FUND EXPENSES

As a shareholder of the Industry Leaders® Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders® Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2009 through December 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders® Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The Industry Leaders® Fund does not currently have sales charges (loads), redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

Six Months Ended December 31, 2009

Industry Leaders® Fund	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period*	Annualized Expense Ratio	Total Return
Based on Actual Fund Return (semiannual return - not annualized
Class D	$1,000.00	$1,215.90	$3.24	0.58%	21.59%
Investor Shares	$1,000.00	$1,216.20	$4.64	0.83%	21.62%
Institutional Shares	$1,000.00	$1,217.10	$3.24	0.58%	21.71%
Based on Hypothetical 5% Yearly Return (annualized return)
Class D	$1,000.00	$1,022.28	$2.96	0.58%	5.00	%**
Investor Shares	$1,000.00	$1,021.02	$4.23	0.83%	5.00	%**
Institutional Shares	$1,000.00	$1,022.28	$2.96	0.58%	5.00	%**

* The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.83% for the Investor Shares and 0.58% for the Class D and Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

** The 5.00% annualized rate of return is gross of fees.

ITEM 2. CODE OF ETHICS.

Only effective for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Semiannual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b) There has been no  change in the Fund’s internal control over financial reporting (as defined in Rule  30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The text of the Code of Ethics pursuant to Item 2 of Form N-CSR is available on the Fund’s website at: http://www.ILfund.com/COE.pdf.

(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders® Fund

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, President, CCO and Treasurer

Date: March 1, 2010